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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    09/30/97      AMENDMENT 00


Institutional Investment Manager:

MORGAN STANLEY DEAN WITTER DISCOVER
1251 AVENUE OF THE AMERICAS
NEW YORK                                          NY            10020


THE FOLLOWING TABLE LISTS CORRECTED POSITIONS THAT WERE ERRONEOUSLY REPORTED IN THE FORM 13F-E AS FILED ON NOVEMBER 21, 1997.
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


Name, Title and Telephone Number of Person Submitting Report:

    BRUCE BROMBERG                 COUNSEL MORGAN STANLEY & CO. 212-761-6670


Signature, Place and Date of Signing:

/s/ BRUCE BROMBERG                 NEW YORK                     NY    12/11/97




Other Managers on Whose Behalf this Report is Filed:

01 DEAN WITTER INTERCAPITAL INC.
02 DEAN WITTER REYNOLDS INC.
03 MILLER ANDERSEN & SHERRARD LLP.                              028-00729
05 MORGAN STANLEY & CO. INTERNATIONAL LIMITED                   028-01782
04 MORGAN STANLEY AND CO., INC.                                 028-00729
06 MORGAN STANLEY ASSET MANAGEMENT INC.
07 MORGAN STANLEY ASSET MANAGEMENT LIMITED                      028-03902
08 MORGAN STANLEY CAPITAL PARTNERS III. L.P.
09 MORGAN STANLEY CAPITAL SERVICES INC.
10 MORGAN STANLEY LEVERAGED EQUITY FUND II, INC.                028-03572
11 MORGAN STANLEY LEVERAGED EQUITY FUND II, L.P.
12 MORGAN STANLEY VENTURE CAPITAL FUND II, L.P.
13 MORGAN STANLEY VENTURE CAPITAL II, INC.
14 MORGAN STANLEY VENTURE PARTNERS II, L.P.
15 MSCP III, INC.
16 MSCP III, L.P.
17 THE MORGAN STANLEY REAL  ESTATE FUND, L.P.
18 VAN KAMPEN AMERICAN CAPITAL ASSET MANAGEMENT INC.
19 VAN KAMPEN AMERICAN CAPITAL INVESTMENT ADVISORY CORP.





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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0           19 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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